FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period:  March 31, 2008





Item 1. Schedule of Investments.





                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)
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------------------------- --------------------------------------------------------------------------- ------------------
                                                                                       Rating
       Principal                                                                      Moody's/
         Amount           General Obligation Bonds (17.4%)                              S&P                 Value (a)
         ------           --------------------------------                               ---                 ------

                  Bullhead City Parkway Improvement District
     $   850,000  6.100%, 01/01/11                                                      Baa2/NR           $   852,856
         815,000  6.100%, 01/01/12                                                      Baa2/NR               817,412

                  Flagstaff Improvement District (Aspen Place Sawmill)
       2,500,000  5.000%, 01/01/32                                                       A1/NR              2,382,925

                  Gilbert Improvement District No. 19
         335,000  5.200%, 01/01/23                                                       A3/A-                341,241

                  Goodyear McDowell Road Commercial Corridor
                      Improvement District
       2,500,000  5.250%, 01/01/32 AMBAC Insured                                        Aaa/AAA             2,522,475

                  Goodyear Utility District No. 1
       1,255,000  5.350%, 07/15/28 ACA insured                                          A3/BBB              1,115,469

                  Graham Co. Unified School District No. 1 (Safford)
         185,000  5.000%, 07/01/10 FGIC Insured                                         Baa1/NR               186,306

                  Graham Co. Unified School District No. 4 (Thatcher)
         400,000  5.000%, 07/01/10 FSA Insured                                          Aaa/NR+               402,932
         400,000  4.750%, 07/01/12 FSA Insured                                          Aaa/NR+               421,724

                  Greenlee Co. School District No. 18 (Morenci)
         150,000  5.000%, 07/01/11                                                      Baa3/NR               157,824

                  Maricopa Co. Elementary School District No. 3 (Tempe)
       1,025,000  5.500%, 07/01/14 FGIC Insured (pre-refunded)                           A1/NR              1,079,100

                  Maricopa Co. Elementary School District No. 38 (Madison)
         730,000  5.000%, 07/01/22 MBIA Insured                                         Aaa/AAA               761,930

                  Maricopa Co. Elementary School District No. 68 (Alhambra)
       3,000,000  5.500%, 07/01/14 FSA Insured                                          Aaa/NR+             3,382,170

                  Maricopa Co. High School District No. 210 (Phoenix Union)
       2,245,000  5.000%, 07/01/23 FSA Insured (pre-refunded)                           Aaa/AAA             2,484,025

                  Maricopa Co. Unified School District No. 24 (Gila Bend)
       1,000,000  5.500%, 07/01/22                                                      NR/NR*                985,260

                  Maricopa Co. Unified School District No. 41 (Gilbert)
       2,300,000  6.250%, 07/01/15 FSA Insured (pre-refunded)                           Aaa/AAA             2,325,323
         200,000  6.250%, 07/01/15 FSA Insured                                          Aaa/AAA               201,724

                  Maricopa Co. Unified School District No. 69 (Paradise Valley)
       2,400,000  5.800%, 07/01/09 AMBAC Insured                                        Aaa/AAA             2,502,984
       1,000,000  5.300%, 07/01/11 MBIA Insured                                         Aaa/AAA             1,081,500

                  Maricopa Co. Unified School District No. 89 (Dysart)
       2,185,000  5.500%, 07/01/22 FGIC Insured                                         Baa3/A-             2,381,497
       1,300,000  5.000%, 07/01/25 XLCA Insured                                          A3/A-              1,313,026

                  Maricopa Co. Unified School District No. 90 (Saddle Mountain)
       1,200,000  5.000%, 07/01/13                                                    Baa2/NR+++            1,251,108

                  Maricopa Co. Unified School District No. 95 (Queen Creek)
         500,000  5.000%, 07/01/27 FSA Insured                                            Aaa/NR              500,360

                  Navajo Co. Unified School District No. 2 (Joseph City)
       1,250,000  5.000%, 07/01/18                                                       Baa2/NR            1,280,125

                         Peoria, Arizona
         850,000  5.500%, 04/01/16 FGIC Insured (pre-refunded)                          Aa2/AA                881,714

                        Phoenix, Arizona
       1,000,000  6.250%, 07/01/16                                                      Aa1/AAA             1,191,460
       1,240,000  6.250%, 07/01/17                                                      Aa1/AAA             1,483,424
       1,000,000  5.375%, 07/01/20                                                      Aa1/AAA             1,096,700
       3,250,000  5.375%, 07/01/25 (pre-refunded)                                       Aa1/AAA             3,471,683

                  Pinal Co. Unified School District No. 1 (Florence)
       1,500,000  5.000%, 07/01/27 FGIC Insured                                        Baa3/BBB             1,372,755

                  Pinewood Sanitary District
         605,000  6.500%, 07/01/09                                                      NR/NR*                607,577

                  Prescott Valley Sewer Collection Improvement District
         216,000  7.900%, 01/01/12                                                      NR/BBB+               221,782

                  Queen Creek Improvement District No. 1
       2,500,000  5.000%, 01/01/32                                                     Baa2/BBB-            2,234,800

                       Scottsdale, Arizona
       1,050,000  5.750%, 07/01/18 (pre-refunded)                                       Aaa/AAA             1,098,384
       3,140,000  5.000%, 07/01/19                                                      Aaa/AAA             3,276,716
       2,325,000  5.500%, 07/01/22 (pre-refunded)                                       Aaa/AAA             2,425,045

                  Show Low Improvement District No. 6
         950,000  6.000%, 01/01/18 ACA Insured                                          NR/NR*                957,477

                         Tempe, Arizona
       1,015,000  5.400%, 07/01/11                                                      Aa1/AAA             1,103,498
       1,000,000  5.000%, 07/01/18                                                      Aa1/AAA             1,060,050

                  Tempe Improvement District (Pier Town Lake)
       1,500,000  5.000%, 01/01/29                                                        Aa3/NR            1,454,670

                                                                                                       ---------------
                     Total General Obligation Bonds                                                        54,669,031
                                                                                                       ---------------

                      Revenue Bonds (81.2%)

                  Airport Revenue Bonds (3.2%)

                  Phoenix Airport Authority Revenue Bonds
       1,795,000  6.300%, 07/01/10 AMT, MBIA Insured                                    Aaa/AAA             1,797,567
         565,000  6.400%, 07/01/12 AMT, MBIA Insured                                    Aaa/AAA               565,780

                  Phoenix Civic Improvement Corp.
                      Airport Revenue Bonds
       1,890,000  6.300%, 07/01/14                                                       Aa2/AAA            1,895,216
       3,600,000  5.000%, 07/01/17 FSA Insured                                           Aaa/AAA            3,645,972
       2,200,000  5.250%, 07/01/27 AMT, FGIC Insured                                     Aa3/AA-            2,170,982

                                                                                                       ---------------
                     Total Airport Revenue Bonds                                                           10,075,517
                                                                                                       ---------------

                  Basic Service Revenue Bonds (10.6%)

                  Arizona School Facilities Board Revenue Bonds
       1,000,000  5.500%, 07/01/10                                                      Aaa/AAA             1,069,800
       1,000,000  5.750%, 07/01/18  AMBAC Insured (pre-refunded)                        Aaa/AAA             1,148,730

                  Arizona Transportation Board Revenue Bonds
       1,000,000  6.250%, 07/01/16 (pre-refunded)                                       Aa1/AAA             1,052,200
       2,000,000  5.000%, 07/01/22                                                      Aa1/AAA             2,086,220
       1,000,000  5.250%, 07/01/24                                                      Aa1/AAA             1,051,850

                  Buckeye Excise Tax Revenue Bonds
         500,000  5.900%, 08/01/20 AMBAC Insured                                        Aaa/AAA               527,160

                  Casa Grande Excise Tax Revenue Bonds
         440,000  5.200%, 04/01/17 MBIA Insured                                         Aaa/NR+               444,708
       1,835,000  5.000%, 04/01/21 AMBAC Insured                                       Aaa/NR++             1,879,829

                  Chandler Street & Highway User Revenue Bonds
         985,000  5.400%, 07/01/13 MBIA Insured                                         Aaa/AAA               991,245

                  Greater Arizona Development Authority Revenue Bonds
       1,165,000  5.600%, 08/01/16 MBIA Insured                                         Aaa/AAA             1,197,212
       2,000,000  5.000%, 08/01/22 MBIA Insured                                         Aaa/AAA             2,084,220
       2,000,000  5.000%, 08/01/28                                                      A1/AA-              1,989,760
       1,200,000  5.500%, 08/01/29                                                      A1/AA-              1,239,336

                       Mesa Utility System
       1,000,000  6.500%, 07/01/09 FGIC insured                                          A1/A+              1,048,910

                  Phoenix Civic Improvement Corp. Excise Tax
                      Revenue Bonds (Courthouse Project)
       2,500,000  5.250%, 07/01/24 (pre-refunded)                                       Aa2/AAA             2,624,325

                  Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
       1,500,000  5.500%, 07/01/24 FGIC Insured                                         Aa3/AA              1,628,025

                  Phoenix Street & Highway User Revenue Bonds
         645,000  6.250%, 07/01/11                                                       A1/AA                646,754
         395,000  6.250%, 07/01/11 MBIA Insured                                         Aaa/AAA               396,074
       2,925,000  zero coupon, 07/01/13 FGIC Insured                                     A1/AA              2,414,617

                  Scottsdale Preserve Authority Excise Tax Revenue Bonds
       1,185,000  5.250%, 07/01/18                                                      Aa2/AA              1,239,498
       1,255,000  5.250%, 07/01/19                                                      Aa2/AA              1,306,091

                  Tempe Excise Tax Revenue Bonds
       2,000,000  5.250%, 07/01/19 (pre-refunded)                                       Aa2/AAA             2,222,940

                  Tucson Water System Revenue Bonds
       2,200,000  5.500%, 07/01/18 FGIC Insured                                         Aa3/A+              2,389,024

                  Yuma Municipal Property Corp. Utility System Revenue Bonds
         500,000  5.000%, 07/01/22 XLCA Insured                                            A3/A               511,485

                                                                                                       ---------------
                     Total Basic Service Revenue Bonds                                                     33,190,013
                                                                                                       ---------------

                  Hospital Revenue Bonds (20.5%)

                  Arizona Health Facilities Authority (Banner Health)
         500,000  5.000%, 01/01/25                                                      NR/AA-                480,225

                  Arizona Health Facilities Authority (Blood Systems)
         500,000  4.750%, 04/01/25                                                       NR/A-                474,815

                  Arizona Health Facilities (Northern Arizona
                     Healthcare System)
       1,000,000  5.250%, 10/01/16 MBIA Insured                                         Aaa/AAA             1,011,090

                  Arizona Health Facilities (Phoenix Children's Hospital)
       1,000,000  5.375%, 02/15/18 (pre-refunded)                                       Baa3/NR             1,095,360
       1,465,000  6.250%, 11/15/29 (pre-refunded)                                       Baa3/NR             1,559,170

                  Arizona Health Facilities (Samaritan Health)
       2,590,000  5.625%, 12/01/15 MBIA Insured                                         Aaa/AAA             2,841,489

                  Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln Hospital)
       1,330,000  5.750%, 12/01/32 (pre-refunded)                                       NR/BBB              1,500,134

                  Flagstaff Industrial Development Authority
                  (Northern Arizona Senior Living Center)
       1,985,000  5.600%, 07/01/25                                                      NR/NR*              1,774,669

                  Glendale Industrial Development Authority
                     (John C. Lincoln Hospital)
       2,500,000  5.000%, 12/01/35                                                      NR/BBB              2,207,150
       3,000,000  5.000%, 12/01/42                                                      NR/BBB              2,591,340

                  Maricopa Co. Hospital Revenue (Sun Health)
         500,000  5.000%, 04/01/16                                                     Baa1/BBB               506,770
       3,345,000  5.000%, 04/01/17                                                     Baa1/BBB             3,328,242
       1,500,000  5.000%, 04/01/25                                                     Baa1/BBB             1,413,435
       2,500,000  5.000%, 04/01/35                                                     Baa1/BBB             2,219,525

                  Maricopa Co. Industrial Development Authority
                     (Catholic Healthcare West-St. Joseph's Hospital)
       2,270,000  5.000%, 07/01/21                                                       A2/A               2,256,789
       2,300,000  5.375%, 07/01/23                                                       A2/A               2,325,921
       5,500,000  5.250%, 07/01/32                                                       A2/A               5,316,575

                  Mesa Industrial Development Authority
                       (Discovery Health)
       4,100,000  5.750%, 01/01/25 MBIA Insured (pre-refunded)                          Aaa/AAA             4,369,534
       5,065,000  5.625%, 01/01/29 MBIA Insured (pre-refunded)                          Aaa/AAA             5,387,235

                  Phoenix Industrial Development Authority
                     (John C. Lincoln Hospital)
       1,270,000  5.500%, 12/01/13 FSA Insured                                          Aaa/AAA             1,285,367

                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System)
       1,710,000  5.500%, 09/01/12 AMBAC Insured                                        Aaa/AAA             1,820,466
       9,600,000  5.800%, 12/01/31 (pre-refunded)                                        A3/NR             10,699,584

                  University Medical Center Hospital Revenue Bonds
         830,000  5.000%, 07/01/22                                                     Baa1/BBB+              799,630
       3,050,000  5.000%, 07/01/35                                                     Baa1/BBB+            2,725,297

                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center)
       1,130,000  5.125%, 12/01/13 FSA Insured                                          Aaa/AAA             1,145,470

                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center)
       1,320,000  5.500%, 08/01/18 FSA Insured (pre-refunded)                           Aaa/AAA             1,457,795
       1,500,000  5.500%, 08/01/19 FSA Insured (pre-refunded)                           Aaa/AAA             1,656,585

                                                                                                       ---------------
                     Total Hospital Revenue Bonds                                                          64,249,662
                                                                                                       ---------------

                  Lease Revenue Bonds (14.7%)
                  Arizona Game & Fish Administration Building Project
       1,385,000  5.000%, 07/01/32                                                       A3/NR              1,269,934

                  Arizona Municipal Finance Program No. 20
       1,090,000  7.700%, 08/01/10 MBIA Insured ETM                                     Aaa/AAA             1,174,322

                  Arizona State University Certificates of Participation
                     Lease Revenue Bonds
       2,000,000  5.375%, 07/01/19 MBIA Insured (pre-refunded)                          Aaa/AAA             2,205,500

                  Cave Creek Certificates of Participation
                     Lease Revenue Bonds
         365,000  5.750%, 07/01/19                                                      NR/BBB+               371,552

                  Cottonwood Municipal Property Corp.
                     Lease Revenue Bonds
       1,500,000  5.000%, 07/01/29 XLCA Insured                                          A3/A-              1,331,955

                  Downtown Phoenix Hotel Corp.
                     Lease Revenue Bonds
       4,760,000  5.250%, 07/01/26 FGIC Insured                                         Baa3/NR             4,661,182

                  Gilbert Public Facilities Municipal Property Corp.
                     Lease Revenue Bonds
       1,000,000  4.900%, 07/01/21 AMBAC Insured                                        Aaa/AAA             1,025,720

                  Gilbert Water Resource Municipal Property Corp.
                     Lease Revenue Bonds
         270,000  5.000%, 04/01/08 (pre-refunded)                                       NR/NR*                270,000
         645,000  5.000%, 04/01/17                                                      NR/NR*                646,993
       2,000,000  4.900%, 04/01/19                                                      NR/NR+              2,004,840
       2,000,000  5.000%, 10/01/29 MBIA Insured                                         NR/AAA              2,010,500

                  Green Valley Municipal Property Corp.
                     Lease Revenue Bonds
       1,250,000  5.250%, 07/01/33                                                      NR/BBB              1,137,750

                  Navajo Co. Municipal Property Corp.
                     Lease Revenue Bonds
       1,000,000  6.250%, 07/01/20 ACA Insured                                          NR/NR*              1,008,810

                  Nogales Municipal Development Authority
       1,000,000  5.000%, 06/01/27 AMBAC Insured                                         Aaa/AAA              940,510

                  Oro Valley Municipal Property Corp.
                     Lease Revenue Bonds
       1,150,000  5.550%, 07/01/17 MBIA Insured (pre-refunded)                          Aaa/AAA             1,170,723

                  Phoenix Civic Improvement Corp.
                       Excise Tax Revenue Bonds
       2,320,000  5.750%, 07/01/14 FGIC Insured (pre-refunded)                            Aa3/NR            2,478,549
       1,000,000  5.000%, 07/01/20 FGIC Insured (pre-refunded)                            Aa3/NR            1,069,570

                  Phoenix Civic Improvement Corp. (Civic Plaza)
       1,000,000  zero coupon, 07/01/23 FGIC Insured  (coupon                             A1/AA               818,510
                            converts to 5.50% on 7/01/13)

                  Phoenix Industrial Development Authority
                       (Capital Mall Project)
       2,130,000  5.250%, 09/15/17 AMBAC Insured (pre-refunded)                         Aaa/AAA             2,280,399
       2,000,000  5.375%, 09/15/22 AMBAC Insured (pre-refunded)                         Aaa/AAA             2,147,160

                  Pinal Co. Certificates of Participation
                     Lease Revenue Bonds
       2,000,000  5.125%, 06/01/21 AMBAC Insured                                        Aaa/AAA             2,040,740
       3,230,000  5.250%, 12/01/21                                                       NR/A               3,308,101
       1,250,000  5.000%, 12/01/29                                                       NR/A               1,171,863

                  Pinal Co. Correctional Facilities
       1,470,000  5.250%, 10/01/21 ACA Insured                                          NR/BBB              1,404,306

                  Scottsdale Municipal Property Corp.
                     Excise Tax Revenue Bonds
       3,000,000  zero coupon, 07/01/20 AMBAC Insured  (coupon                           Aaa/AAA            2,318,400
                            converts to 4.50% on 7/01/13)

                  Sierra Vista Municipal Property Corp.
                     Lease Revenue Bonds
       1,265,000  5.000%, 01/01/18 AMBAC Insured                                        Aaa/AAA             1,278,080
       1,225,000  5.000%, 01/01/18 AMBAC Insured                                        Aaa/AAA             1,232,387
         700,000  5.125%, 01/01/21 AMBAC Insured                                        Aaa/AAA               703,472

                  Surprise Municipal Property Corp.
                     Lease Revenue Bonds
       2,000,000  4.900%, 04/01/32                                                     NR/NR++++            1,728,220

                  University of Arizona Certificates of Participation
                     Lease Revenue Bonds
         500,000  5.125%, 06/01/22 AMBAC Insured (pre-refunded)                         Aaa/AAA               539,425

                  Willcox Municipal Property Corp.
         295,000  4.625%, 07/01/21                                                       NR/A-                295,080

                                                                                                       ---------------
                     Total Lease Revenue Bonds                                                             46,044,553
                                                                                                       ---------------

                  Mortgage Revenue Bonds (11.2%)

                  Agua Fria Ranch Community Facilities District
         600,000  5.800%, 07/15/30                                                      NR/NR*                548,226

                  Arizona Capital Facilities Finance Corp.
                      Arizona State Student Housing
       1,000,000  6.125%, 09/01/20                                                       Baa3/NR            1,013,870

                  Gladden Farms Community Facility District
         435,000  5.500%, 07/15/31                                                      NR/NR*                370,215

                  Maricopa Co. Industrial Development Authority
                     Multi-Family Mortgage Revenue Bonds
                     (Advantage Point Project)
         925,000  6.500%, 07/01/16 ETM                                                  NR/AAA                935,073

                  Maricopa Co. Industrial Development Authority
                     Multi-Family Mortgage Revenue Bonds
                     (National Health Project)
       1,300,000  5.500%, 01/01/18 FSA Insured                                          Aaa/AAA             1,460,199

                  Maricopa Co. Industrial Development Authority
                     Multi-Family Mortgage Revenue Bonds
                          (Pine Ridge)
       1,000,000  6.000%, 10/20/31 GNMA Insured                                         NR/AAA              1,021,190

                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds, Escrowed
       3,330,000  zero coupon, 12/31/14                                                 Aaa/AAA             2,598,799
       6,620,000  zero coupon, 02/01/16                                                 Aaa/AAA             4,840,412
       3,565,000  zero coupon, 12/31/16                                                 Aaa/AAA             2,512,826
       1,731,435  5.650%, 07/01/39 AMT                                                  Aaa/NR              1,713,705

                  Merrill Ranch Community Facilities District
         472,000  5.300%, 07/01/30                                                      NR/NR*                399,454

                  Parkway Community Facilities District No. 1 Prescott Valley
         120,000  5.200%, 07/15/20                                                      NR/NR*                110,164
         400,000  5.350%, 07/15/31                                                      NR/NR*                344,036

                  Phoenix Industrial Development Authority
                     Single Family Mortgage Revenue
       1,770,000  zero coupon, 12/01/14                                                 Aaa/AAA             1,385,574
           5,000  5.875%, 06/01/16 GNMA Insured                                         NR/AAA                  5,027
         370,000  5.300%, 04/01/20 AMT GNMA Insured                                     NR/AAA                371,099
         135,000  5.350%, 06/01/20 AMT GNMA Insured                                     NR/AAA                135,126

                  Phoenix & Pima Co. Industrial Development Authority
                     Single Family Mortgage
       1,980,000  5.800%, 12/01/39 AMT GNMA Insured                                     Aaa/NR              1,978,396

                  Phoenix/Pima/ Maricopa Co. Industrial Development Authority
                  Single Family Mortgage Revenue
         793,347  5.500%, 12/01/38 AMT GNMA Insured                                     Aaa/NR                812,546

                  Pima Co. Industrial Development Authority
                     Single Family Mortgage Revenue
         165,000  6.500%, 02/01/17                                                       A2/NR                164,990
          15,000  6.100%, 05/01/31 AMT GNMA Insured                                     NR/AAA                 15,107

                  Scottsdale Waterfront Community Facilities District
         265,000  6.000%, 07/15/27                                                      NR/NR*                246,402
         310,000  6.050%, 07/15/32                                                      NR/NR*                284,227

                  South Campus Project Arizona State University
                         Student Housing
       1,205,000  5.625%, 09/01/28 MBIA Insured                                         Aaa/AAA             1,320,367

                  Southern Arizona Capital Facilities Finance Corp.
                      University of Arizona Student Housing
       1,500,000  5.100%, 09/01/33 MBIA Insured (pre-refunded)                          Aaa/AAA             1,639,575

                  Sundance Community Facilities District
       1,145,000  5.125%, 07/15/30                                                     Baa3/BBB-              982,502

                  Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds, Escrowed
       4,920,000  zero coupon, 12/01/14                                                 Aaa/AAA             3,851,425

                  Vistancia Community Facilities District
       1,000,000  4.550%, 07/15/26                                                      Baa1/NR               813,900

                  Yuma Industrial Development Authority
                    Multi-Family Mortgage Revenue Bonds
                         (Rio Santa Fe)
       3,000,000  6.100%, 09/20/34 AMT GNMA Insured                                     NR/AAA              3,143,550

                                                                                                       ---------------
                     Total Mortgage Revenue Bonds                                                          35,017,982
                                                                                                       ---------------

                  University Revenue Bonds (7.6%)

                  Arizona Board of Regents-Arizona State
                     University System Revenue Bonds
         735,000  5.850%, 07/01/18 FGIC Insured (pre-refunded)                          Aa3/AA                776,939

                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds
       1,000,000  5.000%, 06/01/32 AMBAC Insured                                        Aaa/AAA               990,240
       1,200,000  5.500%, 06/01/34 FGIC Insured (pre-refunded)                           A2/A+              1,359,624

                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds
         490,000  5.250%, 06/01/14 FSA Insured                                          Aaa/AAA               491,872
       1,000,000  5.500%, 06/01/16 FGIC Insured (pre-refunded)                          Aa3/NR              1,057,210
       2,385,000  5.000%, 06/01/21 FGIC Insured                                         Aa3/AA              2,458,053
         750,000  5.800%, 06/01/24 FGIC Insured (pre-refunded)                          Aa3/NR                796,568
       1,500,000  5.000%, 06/01/33                                                        Aa3/AA            1,485,060

                  Arizona Educational Loan Marketing Corp.
       1,720,000  5.700%, 12/01/08 AMT                                                 A2/NR+++             1,730,079

                  Arizona Student Loan Revenue
       1,000,000  5.875%, 05/01/18 AMT                                                  Aaa/NR              1,037,610
       1,000,000  5.900%, 05/01/19 AMT                                                  Aaa/NR              1,037,210
       1,000,000  6.150%, 05/01/29 AMT                                                   A2/NR              1,017,880

                  Glendale Industrial Development Authority
                    (Midwestern University)
         550,000  5.250%, 05/15/13                                                       NR/A-                598,472
       1,010,000  5.250%, 05/15/14                                                       NR/A-              1,104,778
         500,000  5.750%, 05/15/21 (pre-refunded)                                       NR/AAA                553,045
       1,215,000  5.375%, 05/15/28                                                       NR/A-              1,223,007
       1,035,000  5.375%, 05/15/28 (pre-refunded)                                       NR/AAA              1,049,718
       1,000,000  5.875%, 05/15/31 (pre-refunded)                                       NR/AAA              1,109,810

                  Mohave Co. Community College District
                          Revenue Bonds
         470,000  4.850%, 03/01/15 AMBAC Insured                                        Aaa/AAA               481,792


                  Pinal Co. Community College District
                          Revenue Bonds
         555,000  5.100%, 07/01/14 AMBAC Insured (pre-refunded)                        Aaa/NR++               565,090

                  Yavapai Co. Community College District
                          Revenue Bonds
         500,000  6.000%, 07/01/12                                                       NR/A-                503,235

                  Yuma & La Paz Co.  Community College District
       2,500,000  5.000%, 07/01/28 MBIA Insured                                         Aaa/AAA             2,509,875

                                                                                                       ---------------
                     Total University Revenue Bonds                                                        23,937,167
                                                                                                       ---------------

                  Utility Revenue Bonds (13.4%)

                  Arizona Power Authority (Hoover Dam Project)
                          Revenue Bonds
       1,500,000  5.250%, 10/01/15                                                      Aa2/AA              1,681,170
       3,500,000  5.250%, 10/01/16                                                      Aa2/AA              3,924,865
       1,220,000  5.250%, 10/01/17                                                      Aa2/AA              1,365,046

                  Arizona Wastewater Management Authority
                          Revenue Bonds
       1,940,000  5.600%, 07/01/12 AMBAC Insured                                        Aaa/AAA             1,953,231

                  Arizona Water Infrastructure Finance Authority
                          Revenue Bonds
       1,465,000  5.750%, 10/01/11                                                      Aaa/NR+             1,552,314
       2,500,000  5.375%, 10/01/16 (pre-refunded)                                       Aaa/NR+             2,734,675
       2,000,000  5.500%, 10/01/17                                                      Aaa/NR+             2,079,120
         650,000  5.000%, 10/01/22                                                      Aaa/AAA               679,289

                  Central Arizona Water Conservation District
                          Revenue Bonds
       2,600,000  5.500%, 11/01/09                                                      Aa2/AA-             2,726,074
       2,250,000  5.500%, 11/01/10                                                      Aa2/AA-             2,424,465

                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds
         680,000  7.250%, 07/15/10 FSA Insured                                          Aaa/AAA               682,373

                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
       2,000,000  5.500%, 01/01/10                                                      Aa1/AA              2,108,740
       1,000,000  5.250%, 01/01/13                                                      Aa1/AA              1,088,030
       1,000,000  5.250%, 01/01/15                                                      Aa1/AA              1,075,850
       2,000,000  5.250%, 01/01/18                                                      Aa1/AA              2,116,860
       5,000,000  5.250%, 01/01/19                                                      Aa1/AA              5,290,350
       3,650,000  5.000%, 01/01/37                                                      Aa1/AA              3,656,680
         750,000  5.000%, 01/01/38                                                      Aa1/AA                751,665

                  Salt Verde Finance Corp. Gas Revenue
       5,000,000  5.000%, 12/01/37                                                      Aa3/AA-             4,226,350

                                                                                                   -------------------
                     Total Utility Revenue Bonds                                                           42,117,147
                                                                                                   -------------------

                     Total Revenue Bonds                                                                  254,632,041
                                                                                                   -------------------

                  U.S. Territorial Bonds (0.7%)

                  Puerto Rico Highway & Transportation
                          Revenue Bonds
       2,000,000  5.500%, 07/01/19 FSA Insured                                          Aaa/AAA             2,198,940

                                                                                                     -----------------
                     Total U.S. Territorial Bonds                                                           2,198,940
                                                                                                     -----------------

                  Total Investments (cost $306,026,524-note b)                           99.3%            311,500,012
                  Other assets less liabilities                                           0.7               2,294,207
                                                                                         ----
                                                                                                     -----------------
                  Net Assets                                                            100.0%         $  313,794,219
                                                                                        ======
                                                                                                     =================


                                                                    Percent of
                  Portfolio Distribution By Quality Rating           Portfolio


                  Aaa of Moody's or AAA of S&P or Fitch                33.7 %

                  Pre-refunded bonds***                                23.9

                  Aa of Moody's or AA of S&P                           17.4

                  A of Moody's or S&P or Fitch                         9.9

                  Baa of Moody's or BBB of S&P or Fitch                12.4

                  Not rated*                                           2.7
                                                                       -----

                                                                     100.0%
                                                                       =====

                  * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.

                  *** Pre-refunded bonds are bonds for which U.S.
                  Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

                  Fitch Ratings
                  + AAA
                  ++ AA
                  +++ A-
                  ++++ BBB+ or BBB

                         PORTFOLIO ABBREVIATIONS

              ACA       - American Capital Assurance Financial Guaranty Corp.
              AMBAC     - American Municipal Bond Assurance Corp.
              AMT       - Alternative Minimum Tax
              ETM       - Escrowed to Maturity
              FGIC      - Financial Guaranty Insurance Co.
              FSA       - Financial Security Assurance
              GNMA      - Government National Mortgage Association
              MBIA      - Municipal Bond Investors Assurance
              NR        - Not Rated
              XLCA      - XL Capital Assurance

                            See accompanying notes to
                              financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $305,737,854 amounted to $5,762,158, which consisted of aggregate gross unrealized appreciation of $11,605,962 and aggregate gross unrealized depreciation of $5,843,804.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      May 30, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008